ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2022
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of BACs sold and total equity

The BACs issued and outstanding in each series as of March 31, 2022 and 2021 are as follows:

	Issued		Outstanding
	2022	2021	2022	2021
Series 20	3,866,700	3,866,700	3,828,200	3,828,200
Series 21	1,892,700	1,892,700	1,879,500	1,879,500
Series 22	2,564,400	2,564,400	2,550,145	2,550,145
Series 23	3,336,727	3,336,727	3,303,327	3,303,327
Series 24	2,169,878	2,169,878	2,150,053	2,150,053
Series 25	3,026,109	3,026,109	3,016,809	3,016,809
Series 26	3,995,900	3,995,900	3,926,374	3,926,374
Series 27	2,460,700	2,460,700	2,431,350	2,431,350
Series 28	4,000,738	4,000,738	3,979,139	3,979,139
Series 29	3,991,800	3,991,800	3,911,725	3,911,725
Series 30	2,651,000	2,651,000	2,621,200	2,621,200
Series 31	4,417,857	4,417,857	4,375,757	4,375,757
Series 32	4,754,198	4,754,198	4,706,298	4,706,298
Series 33	2,636,533	2,636,533	2,605,833	2,605,833
Series 34	3,529,319	3,529,319	3,474,319	3,474,319
Series 35	3,300,463	3,300,463	3,277,913	3,277,913
Series 36	2,106,838	2,106,838	2,083,704	2,083,704
Series 37	2,512,500	2,512,500	2,489,100	2,489,100
Series 38	2,543,100	2,543,100	2,536,200	2,536,200
Series 39	2,292,151	2,292,151	2,288,351	2,288,351
Series 40	2,630,256	2,630,256	2,611,356	2,611,356
Series 41	2,891,626	2,891,626	2,865,176	2,865,176
Series 42	2,744,262	2,744,262	2,706,362	2,706,362
Series 43	3,637,987	3,637,987	3,617,987	3,617,987
Series 44	2,701,973	2,701,973	2,682,873	2,682,873
Series 45	4,014,367	4,014,367	3,989,967	3,989,967
Series 46	2,980,998	2,980,998	2,965,635	2,965,635
	83,651,080	83,651,080	82,874,653	82,874,653

Schedule of weighted average number of units used in calculating net income (loss) per beneficial assignee certificate

Net income (loss) per beneficial assignee certificate unit is calculated based upon the weighted average number of units outstanding during the year or period.  The weighted average number of units in each series at March 31, 2022 and 2021 are as follows:

	2022	2021
Series 20	3,828,200	3,828,200
Series 21	1,879,500	1,879,500
Series 22	2,550,145	2,550,145
Series 23	3,303,327	3,303,327
Series 24	2,150,053	2,150,053
Series 25	3,016,809	3,016,809
Series 26	3,926,374	3,928,399
Series 27	2,431,350	2,431,350
Series 28	3,979,139	3,979,139
Series 29	3,911,725	3,920,350
Series 30	2,621,200	2,621,200
Series 31	4,375,757	4,375,757
Series 32	4,706,298	4,713,423
Series 33	2,605,833	2,606,583
Series 34	3,474,319	3,476,869
Series 35	3,277,913	3,277,913
Series 36	2,083,704	2,083,704
Series 37	2,489,100	2,489,100
Series 38	2,536,200	2,536,200
Series 39	2,288,351	2,288,351
Series 40	2,611,356	2,611,356
Series 41	2,865,176	2,867,051
Series 42	2,706,362	2,713,862
Series 43	3,617,987	3,617,987
Series 44	2,682,873	2,686,098
Series 45	3,989,967	3,994,842
Series 46	2,965,635	2,965,635
	82,874,653	82,913,203